Taxes recoverable	6 Months Ended
Jun. 30, 2018
Taxes recoverable [Abstract]
Taxes recoverable
6.	Taxes recoverable

	June 30, 2018	December 31, 2017
Corporate income tax (IRPJ)	67,963	56,342
Social contribution tax on net profit (CSLL)	17,716	16,743
Social security contribution tax (INSS)	19,759	19,669
Integration program (PIS) / Social security financing (COFINS)/Social contribution tax	8,405	9,259
Withholding income tax (IRRF)	5,099	16,946
Advances for Tax Amnesty Programs	16,225	16,225
PIS/COFINS recoverable on acquisition of assets	12,089	13,099
Other	7,159	5,728
Total	154,415	154,011

Current	106,282	101,870
Non-current	48,133	52,141

For further information on the type and nature of the taxes that the Company is subject to, please see Note 14.